INVESTMENTS	12 Months Ended
Dec. 31, 2019
Investments Abstract
INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Investments:
Equity instruments	$12,104	$2,255
	$12,104	$2,255

Investments-by balance sheet presentation:
Current	$-	$-
Long-term	12,104	2,255
	$12,104	$2,255

The investments continuity summary is as follows:

(in thousands)	2019	2018

Balance-January 1	$2,255	$45,166
Purchases
Equity instruments	511	-
Sales / redemptions
Debt instruments – GIC redemption.	-	(37,500)
Transfer from investment in associates at fair value (note 10)	10,423	-
Fair value loss to profit and loss (note 22)	(1,085)	(5,411)
Balance-December 31	$12,104	$2,255

At December 31, 2019, the Company holds equity instruments consisting of shares and warrants in publicly-traded companies and no debt instruments.